Additional Balance Sheet Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022
Inventory [Line Items]
Inventory valuation reserves	$ 1,320	$ 7,021
Prepaid expense	3,700	3,025
Depreciation	3,939	4,256	$ 3,480
Property, plant and equipment, net	31,567	17,894		$ 26,494	$ 23,066	$ 19,600
Capital expenditures incurred but not paid	7,748	3,651	$ 2,461
Long-term supplier liability	0	5,330
Software
Inventory [Line Items]
Property, plant and equipment, net	$ 1,309	$ 2,242